RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Fair Value	$ 191	$ (317)
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	10	(27)
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 1,200	$ 3,900
U.S. dollar foreign exchange options (maturing 2024) | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	8	(22)
U.S. dollar foreign exchange options (maturing 2024) | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			1,000	3,600
U.S. dollar cross-currency interest rate swaps (maturing 2023 to 2025) | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	2	(5)
U.S. dollar cross-currency interest rate swaps (maturing 2023 to 2025) | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 200	$ 300
Net realized gains related to the interest component	$ 1	$ 1